PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
5	PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following:

	December 31,
	2016	2017
	RMB	RMB
Office buildings	281,541	288,046
Furniture	18,078	29,405
Office equipment	271,862	362,254
Leasehold improvements	64,383	100,577
Total property and equipment	635,864	780,282
Less: accumulated depreciation	(198,527)	(260,591)
Property and equipment, net	437,337	519,691

Depreciation expense for property and equipment was allocated to the following:

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Cost of revenues	48,553	61,967	85,887
Selling and marketing expenses	2,694	3,226	5,313
General and administrative expenses	3,031	6,455	8,064
Research and development expenses	703	1,109	1,460
Total	54,981	72,757	100,724